SHARE CAPITAL - Narrative (Details) $ / shares in Units, $ in Millions												12 Months Ended
	Feb. 27, 2025 $ / shares	Jan. 08, 2025 CAD ($) $ / shares shares	Dec. 09, 2024 $ / shares	Nov. 18, 2024 shares	May 17, 2024 shares	Apr. 01, 2024 shares	Mar. 28, 2024 $ / shares	Mar. 27, 2024 CAD ($)	Mar. 18, 2024 shares	Feb. 15, 2024 shares	Dec. 19, 2023 CAD ($) $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 CAD ($) $ / shares shares	May 13, 2024 shares
Disclosure of classes of share capital [line items]
Maximum number of preference shares issuable as a percentage of ordinary shares issued and outstanding												254,850,850
Number of shares authorized to be repurchased														29,000,000
Total cost | $													$ 50
Number of common shares repurchased for cancellation (thousands)													1,000,000
Average price per share (in dollars per share) | $ / shares													$ 41.76
Subscription receipts (in shares)											29,900,000
Subscription receipts, over-allotment option (in shares)											3,900,000
Subscription receipts price (in dollars per share) | $ / shares											42.85
Proceeds from issuing shares | $								$ 1,200			$ 1,300
Dividends paid, subscription receipts (in CAD per share) | $ / shares							$ 0.6675
Number of shares issued per subscription receipt holder						1
Series 3 preferred share
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares										6,000,000
Percentage of annual dividend rate										6.019%
Series 3 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share) | $ / shares		$ 0.376188
Series 17 preferred share
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares									6,000,000
Percentage of annual dividend rate									6.605%
Series 17 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share) | $ / shares		0.412813
Series 5 preferred share
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares					10,000,000
Percentage of annual dividend rate					6.814%
Series 5 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share) | $ / shares		0.425875
Series 7 preferred share
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares				10,000,000
Percentage of annual dividend rate				5.953%
Series 7 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share) | $ / shares		$ 0.372063
Series 22 preference share
Disclosure of classes of share capital [line items]
Redemption price, per share (in CAD per share) | $ / shares			$ 25.50
Series 22 preference share | Major preference share transactions
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares		1,000,000
Financial liabilities | $		$ 26
Common share capital | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share) | $ / shares	$ 0.69